LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Operating Leases
2023	$ 8,411
2024	7,673
2025	6,718
2026	4,267
2027	335
Thereafter	5
Total future minimum lease payments	27,409
Less imputed interest	(2,821)
Total	$ 24,588
Operating Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities	$ 7,409	$ 7,085
Operating lease liabilities	17,179	$ 24,135
Total	$ 24,588